Consolidated statements of comprehensive income (loss) - CAD ($)	3 Months Ended
	Nov. 30, 2024	Nov. 30, 2023
Consolidated statements of comprehensive income (loss)
Revenues [note 17]	$ 142,411	$ 986,392
Cost of sales [note 4]	192,851	550,864
Gross profit (loss)	(50,440)	435,528
Expenses
Research and development	254,010	984,506
Office salaries and benefits	489,945	860,454
Selling and marketing expenses	547,041	789,332
Professional fees	1,116,856	1,092,852
Office and general	375,539	752,995
Share-based compensation [note 16]	18,337	74,333
Depreciation	124,009	203,209
Net finance income [note 18]	(1,403,947)	(5,224,179)
Other income		(66,244)
Operating expense	1,521,790	(532,742)
Income (loss) before tax	(1,572,230)	968,270
Income taxes
Current tax expense	18,276	17,796
Deferred tax expense (recovery)	4,013	(74,655)
Total income tax expense (recovery)	22,289	(56,859)
Net income (loss) for the period	(1,594,519)	1,025,129
Items of comprehensive income (loss) that will be subsequently reclassified to earnings:
Foreign currency translation differences for foreign operations, net of tax	(7,818)	28,520
Other comprehensive income (loss), net of tax	(7,818)	28,520
Total comprehensive income (loss) for the period, net of tax	$ (1,602,337)	$ 1,053,649
Weighted average shares outstanding, Basic (in shares)	807,492	85,665
Weighted average shares outstanding, Diluted (in shares)	807,492	85,665
Basic income (loss) per share (in dollars per share)	$ (1.97)	$ 11.97
Diluted income (loss) per share (in dollars per share)	$ (1.97)	$ 11.97